Leasing	12 Months Ended
Dec. 31, 2023
Leasing [Abstract]
Leasing

Note 9 - Leasing

A.	On March 4, 2020, the Company signed a rental agreement pertaining to a building and a number of parking spaces for a period of 48-months, commencing from the date of transfer of the rented property (the “Rental Agreement” and “Initial Rental Period”, respectively), for a monthly payment of NIS 25, linked to the ICPI, in accordance with the payment dates set out in the Rental Agreement, plus value added tax. In addition, the Company was granted an option to extend the rental period for another two years, commencing from the end of the Initial Rental Period. In addition, as part of the terms of the lease, the Company was required to make a deposit of NIS 110, restricted as to withdrawal, in order to guarantee its compliance with the terms of the commitment.

In accordance with the provision of IFRS 16, Leasing,, the Company recognized a right of usage asset in an amount of NIS 1,029, measured in the accounting records at an amount equal to the leasing liability (using a discount rate of 5%).

B.	In March 2021, the Company entered into an addendum to the Rental Agreement (the “First Addendum”), under which the Company rented additional space and a storage room, for a monthly rent of NIS 14, linked to ICPI in accordance with payment dates as set out in the Addendum, plus VAT. All of the other terms of the First Addendum are identical to those of the Rental Agreement.

Taking into consideration that the consequences of the First Addendum constitute an amended lease that increases the scope of the lease by adding rights to use additional space and consideration that is in line with the scope of the increase in space, these consequences were accounted for as a change in the lease and were accounted for as a separate lease as of the date on which the amended lease went into effect. Accordingly, the Company measured the addition to the rental liability at the present value of the payments relating to the new space by discounting the additional rental payments using the Company’s incremental interest rate as of the date the addendum went into effect, determined to be a rate of 5%. As a result, there was an increase in the rental liability in an amount of NIS 532 which was recognized as an increase in the right for usage asset.

C.	On November 15, 2023, the Company entered into second addendum to the Rental Agreement (the “Second Addendum”), under which the Agreement and First Addendum were terminated on December 31, 2023, whereby the monthly fee for November and December 2023 will be paid in 3 equal installments linked to ICPI plus VAT, based on payment schedule determined in the Second Addendum. In addition, it was agreed that a new lease period will be commenced since January 1, 2024 over a limited period of 42-months in respect to office spaces and several parking spaces in return for a monthly rent of NIS 70 per square in the office spaces (excluding NIS 20.5 per square as management fee) and NIS 288 per parking space, all are linked to the ICPI in accordance with payment dates as set out in the Second Addendum, plus VAT. However, a grace period was given for the first 3-months (January - March 2024) for the rental fee but excluding the management fee.

In addition, as part of the terms of the Second Addendum, the Company was required to make a deposit of NIS 211, restricted as to withdrawal, in order to guarantee its compliance with the terms of the commitment.

Taking into consideration that the consequences of the Addendum constitute an amended lease that increases the scope of the lease by adding rights to use additional space and consideration that is in line with the scope of the increase in space, these consequences were accounted for as a change in the lease and were accounted for as a separate lease as of the date on which the amended lease went into effect. Accordingly, the Company measured the addition to the rental liability at the present value of the payments relating to the new space by discounting the additional rental payments using the Company’s incremental interest rate as of the date the Addendum went into effect, determined to be a rate of 7.8%. As a result, there was an increase in the rental liability of NIS 1,129 which was recognized as an increase in the right for usage asset.

D.	Right for usage asset

Changes in 2023:

Office building
Cost
Balance as of January 1, 2023	1,562
Additions	1,129
Balance as of December 31, 2023	2,691

Accumulated amortization
Balance as of January 1, 2023	995
Additions	425
Balance as of December 31, 2023	1,420

Amortized cost as of December 31, 2023	1,271

Changes in 2022:

Office building
Cost
Balance as of January 1, 2022 and December 31, 2022	1,562

Accumulated amortization
Balance as of January 1, 2022	570
Additions	425
Balance as of December 31, 2022	995

Amortized cost as of December 31, 2022	567

E.	Lease liability

Changes in 2023:

Office building

Balance as of January 1, 2023	648
Additions	1,129
Interest expenses	22
Lease payments	(467)

Balance as of December 31, 2023	1,332

Changes in 2022:

Office building

Balance as of January 1, 2022	1,562
Interest expenses	43
Lease payments	(467)

Balance as of December 31, 2022	648

F.	Amortization period and amortization method

In respect to amortization period and amortization method, see Note 2L above.

G.	Amounts recognized in statements of cash flow:

	Year ended December 31,
	2023	2022	2021
Amortization of the right for usage asset	425	425	398
Interest expense in respect of leasing	22	43	61
Repayment of principal in respect of leasing	467	467	440

Total negative cash flows in respect of leasing for the years ended December 31, 2023, 2022 and 2021 are approximately NIS 489, NIS 510 and NIS 501, respectively.

H.	Analysis of contractual payment dates of leasing liability at December 31, 2023:

Up to a year	352
Between 1-2 years	469
More than 2 years	704
Total (undiscounted)	1,525